Other Related Party Transactions - Real Estate Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Lease cost expense	$ 2,800,685	$ 3,058,087	$ 2,549,548
Contractual obligation	18,775,623
Interest expense, finance lease	4,230	4,675	4,621
Finance lease liability	43,070
Future minimum lease cost, operating lease	31,703,749
Future minimum lease cost, finance lease	63,806
Future minimum lease cost payments for leases not yet taken possession	1,000,000
Chief Executive Officer
Related Party Transaction [Line Items]
Lease cost expense	7,826	10,884	7,731
Contractual obligation	8,484	10,524	6,463
Tenant incentives received	76	3,898	437
Interest expense, finance lease	1,536	1,589	1,631
Finance lease liability	2,094	2,044	1,993
Finance lease, tenant incentives received	0	834	0
Future minimum lease cost, operating lease	58,683
Future minimum lease cost, finance lease	12,705
Tenant lease receivable	0
Affiliated Entity
Related Party Transaction [Line Items]
Lease cost expense	55,595	43,712	42,171
Contractual obligation	53,997	33,411	30,515
Tenant incentives received	3,545	$ 13,283	$ 13,015
Future minimum lease cost, operating lease	933,847
Tenant lease receivable	13,391
Future minimum lease cost payments for leases not yet taken possession	$ 108,400